Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

Collection Period Start	1-Oct-19	Distribution Date	15-Nov-19
Collection Period End	31-Oct-19	30/360 Days	30
Beg. of Interest Period	15-Oct-19	Actual/360 Days	31
End of Interest Period	15-Nov-19

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,444,959,096.94	256,298,267.09	200,890,702.65	0.1390286
Total Securities		1,444,959,096.94	256,298,267.09	200,890,702.65	0.1390286
Class A-1 Notes	1.300000%	152,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.640000%	300,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	2.113500%	250,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.910000%	400,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	2.040000%	97,300,000.00	10,639,170.15	0.00	0.0000000
Certificates	0.000000%	245,659,096.94	245,659,096.94	200,890,702.65	0.8177621

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	10,639,170.15	18,086.59	109.3439892	0.1858848
Certificates	44,768,394.29	0.00	182.2378851	0.0000000
Total Securities	55,407,564.44	18,086.59

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					3,258,930.87
Monthly Interest					1,519,906.50

Total Monthly Payments					4,778,837.37
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					179,805.47
Aggregate Sales Proceeds Advance					18,955,662.67

Total Advances					19,135,468.14
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					55,629,866.93
Excess Wear and Tear and Excess Mileage					515,631.52
Remaining Payoffs					0.00
Net Insurance Proceeds					351,846.38
Residual Value Surplus					2,393,115.67

Total Collections					82,804,766.01

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		19,736,708.00			1,237
Involuntary Repossession		111,561.00			10
Voluntary Repossession		54,678.00			5
Full Termination		20,315,156.00			1,374
Bankruptcty		10,167.00			1
Insurance Payoff			347,827.75		21
Customer Payoff				677,765.76	40
Grounding Dealer Payoff				13,761,859.40	818
Dealer Purchase				1,995,150.69	112

Total		40,228,270.00	347,827.75	16,434,775.85	3,618

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	15,734	309,404,231.59	7.00000%	256,298,267.09
Total Depreciation Received		(4,276,817.44)		(3,260,858.93)
Principal Amount of Gross Losses	(49)	(804,639.99)		(675,718.85)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,092)	(21,107,145.76)		(17,301,359.95)
Scheduled Terminations	(2,347)	(41,431,313.94)		(34,169,626.71)

Pool Balance - End of Period	12,246	241,784,314.46		200,890,702.65
Remaining Pool Balance
Lease Payment				11,439,177.50
Residual Value				189,451,525.15

Total				200,890,702.65

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	82,804,766.01
Reserve Amounts Available for Distribution	21,674,386.46

Total Available for Distribution	104,479,152.47
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	780,501.46
3. Reimbursement of Sales Proceeds Advance	43,033,444.20
4. Servicing Fee:
Servicing Fee Due	213,581.89
Servicing Fee Paid	213,581.89
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	44,027,527.55
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	18,086.59
Class A-4 Notes Monthly Interest Paid	18,086.59
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	18,086.59
Total Note and Certificate Monthly Interest Paid	18,086.59
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	60,433,538.33
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	10,639,170.15
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	10,639,170.15
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	44,768,394.29
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	44,768,394.29
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	5,025,973.89

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,224,795.48
Required Reserve Account Amount			21,674,386.46
Beginning Reserve Account Balance			21,674,386.46
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			21,674,386.46
Reserve Fund Draw Amount			21,674,386.46
Deposit of Remaining Available Collections			5,025,973.89
Gross Reserve Account Balance			5,025,973.89
Remaining Available Collections Released to Seller			5,025,973.89
Total Ending Reserve Account Balance			0.00

V. POOL STATISTICS

Weighted Average Remaining Maturity			2.55
Monthly Prepayment Speed			117%
Lifetime Prepayment Speed			79%

		$	units
Recoveries of Defaulted and Casualty Receivables		715,873.23
Securitization Value of Defaulted Receivables and Casualty Receivables		675,718.85	49
Aggregate Defaulted and Casualty Gain (Loss)		40,154.38
Pool Balance at Beginning of Collection Period		256,298,267.09
Net Loss Ratio
Current Collection Period		0.0157%
Preceding Collection Period		0.0249%
Second Preceding Collection Period		0.0430%
Third Preceding Collection Period		-0.0223%
Cumulative Net Losses for all Periods		0.2092%	3,022,400.93

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.86%	2,206,562.76	156
61-90 Days Delinquent	0.23%	600,698.80	41
91-120 Days Delinquent	0.14%	348,197.53	23
More than 120 Days	0.00%	0.00	0

Total Delinquent Receivables:	1.23%	3,155,459.09	220

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.37%	0.41%
Preceding Collection Period		0.38%	0.43%
Second Preceding Collection Period		0.50%	0.55%
Third Preceding Collection Period		0.36%	0.40%
60 Day Delinquent Receivables		1,296,253.92
Delinquency Percentage		0.51%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		40,051,864.00	2,611
Securitization Value		39,005,223.27	2,611

Aggregate Residual Value Surplus (Loss)		1,046,640.73

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		627,447,488.37	41,948
Cumulative Securitization Value		613,945,705.93	41,948

Cumulative Residual Value Surplus (Loss)		13,501,782.44

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			24,077,781.53
Reimbursement of Outstanding Advance			43,033,444.20
Additional Advances for current period			18,955,662.67

Ending Balance of Residual Advance			0.00

Beginning Balance of Payment Advance			600,695.99
Reimbursement of Outstanding Payment Advance			780,501.46
Additional Payment Advances for current period			179,805.47

Ending Balance of Payment Advance			0.00

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO